MORTGAGE LOANS ON REAL ESTATE - Schedule of Allowance for Credit Loss (Details) - Real Estate - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		$ (113)
Ending balance	$ (132)
Commercial mortgage loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	(89)	(99)	$ (158)	$ (149)
Recovery (provision)	(26)	(6)	18	(12)
Write-offs charged against the allowance	3	16	0	3
Ending balance	(112)	(89)	(140)	(158)
Residential mortgage loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	(19)	(14)	(10)	(9)
Recovery (provision)	(2)	(6)	(3)	(1)
Write-offs charged against the allowance	1	1	0	0
Ending balance	$ (20)	$ (19)	$ (13)	$ (10)